Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	VanceInfo Technologies Inc.
Entity Central Index Key	0001417961
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	44,556,910

Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 161,265	$ 64,057
Term deposit	5,000	10,000
Restricted cash	679	0
Held-to-maturity securities-current	13,208	12,122
Available-for-sale investment	1,302	0
Accounts receivable, net of allowance for doubtful accounts of $1,018 and $1,956 as of December 31, 2009 and 2010, respectively	85,437	60,524
Prepaid expenses and other current assets	4,860	6,026
Deferred income tax assets-current	2,441	1,473
Total current assets	274,192	154,202
Rental deposits and prepaid rentals	2,393	1,658
Property and equipment, net	20,344	15,000
Acquired intangible assets, net	6,836	7,739
Goodwill	28,072	24,783
Long-term investment	193	930
Held-to-maturity securities, non-current	1,558	0
Prepaid land use right	18,009	879
Deferred income tax assets, non-current	42	0
Total assets	351,639	205,191
Current liabilities:
Short-term bank loan	3,020	0
Accounts payable	823	702
Accrued expenses and other payables	36,377	24,200
Income tax payable	7,720	4,863
Deferred income-current	462	260
Deferred revenue-current	1,276	2,634
Total current liabilities	49,678	32,659
Deferred income tax liabilities-non current	1,220	1,328
Deferred income-non-current	1,305	1,778
Deferred revenue-non-current	0	97
Long -term payable for business acquisition - non current	3,269	6,767
Total liabilities	55,472	42,629
Commitments and contingencies (Notes 24 and 25)
Equity:
Ordinary shares ( $0.001 par value, 70,000,000 shares authorized; 39,888,092 and 44,556,910 shares issued and outstanding as of December 31, 2009 and 2010, respectively)	45	40
Additional paid-in capital	208,431	111,680
Shares issuable in connection with business acquisitions	3,594	520
Accumulated other comprehensive income	8,836	4,924
Statutory reserves	3,478	2,307
Retained earnings	71,783	43,091
Total equity	296,167	162,562
Total liabilities and equity	$ 351,639	$ 205,191

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Allowance for doubtful accounts	$ 1,956	$ 1,018
Equity:
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary stock, shares authorized	70,000,000	70,000,000
Ordinary stock, shares issued	44,556,910	39,888,092
Ordinary stock, shares outstanding	44,556,910	39,888,092

Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Operations and Comprehensive Income [Abstract]
Revenues	$ 216,492	$ 152,065	$ 105,556
Business tax	(4,942)	(3,999)	(2,893)
Net revenues	211,550	148,066	102,663
Cost of revenues (including share-based compensation of $265, $313 and $492 in 2008, 2009 and 2010, respectively)	(132,984)	(92,171)	(62,911)
Gross profit	78,566	55,895	39,752
Selling, general and administrative expenses (including share-based compensation of $1,126, $1,252 and $2,755 in 2008, 2009 and 2010, respectively)	(51,901)	(34,710)	(25,905)
Total operating expenses	(51,901)	(34,710)	(25,905)
Change in fair value of contingent consideration payable for business acquisition	221	(62)
Other operating income	4,985	1,754	858
Income from operations	31,871	22,877	14,705
Interest income	782	856	2,028
Interest expense	(85)	(86)	(69)
Exchange differences	(950)	(119)	703
Gain on re-measurement of fair value of noncontrolling equity investment in connection with business acquisition	612
Income before income taxes and earnings in equity method investment	32,230	23,528	17,367
Income tax expense	(2,518)	(2,089)	(1,298)
Income before earnings in equity method investment	29,712	21,439	16,069
Earnings in equity method investment	151	69	20
Net income	29,863	21,508	16,089
Net loss attributable to noncontrolling interest			84
Income attributable to VanceInfo Technologies Inc. shareholders	29,863	21,508	16,173
Net income	29,863	21,508	16,089
Other comprehensive income, net of tax:
Foreign currency translation adjustments	3,722	(48)	2,578
Unrealized gains (loss) on foreign currency exchange forward contract	(506)	145
(Gains) loss on foreign currency exchange forward contract transfer to statements of operations	202	(36)
Net unrealized gain on available-for-sale investment, net tax effect of $87	494
Total other comprehensive income, net of tax	3,912	61	2,578
Comprehensive income	33,775	21,569	18,667
Comprehensive income attributable to the noncontrolling interest			84
Comprehensive income attributable to VanceInfo Technologies Inc.	$ 33,775	$ 21,569	$ 18,751
Net income per share
Basic-ordinary share	0.74	0.56	0.43
Diluted-ordinary share	0.69	0.52	0.4
Weighted average shares used in calculating net income per share
Basic-ordinary share	40,298,060	38,389,495	37,276,306
Diluted-ordinary share	43,406,080	41,576,217	40,695,982

Consolidated Statements of Operations and Comprehensive Income (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Operations and Comprehensive Income [Abstract]
Share-based compensation	$ 492	$ 313	$ 265
Share-based compensation expenses	2,755	1,252	1,126
Other comprehensive income, net of tax:
Net tax effect, net unrealized gain on available for sale investment	$ 87

Consolidated Statements of Change in Equity (USD $) In Thousands, except Share data	Total	Ordinary shares	Additional paid-in capital	Shares issuable in connection with business acquisitions	Accumulated other comprehensive income	Statutory reserves	Retained earnings	Noncontrolling interest
Beginning balance at Dec. 31, 2007	$ 111,008	$ 37	$ 98,706	$ 0	$ 2,285	$ 924	$ 8,426	$ 630
Beginning balance, shares at Dec. 31, 2007		37,198,907
Issuance of ordinary shares in connection with business acquisitions	1,174		1,174
Issuance of ordinary shares in connection with business acquisitions, shares		148,594
Shares issuable in connection with Chosen acquisition (Note 4)	1,527			1,527
Ordinary shares issued for share-based compensation	302	2	300
Ordinary shares issued for share-based compensation, shares		2,000,000
Repurchase of ordinary shares, value	(2,020)		(387)				(1,633)
Repurchase of ordinary shares, shares		(226,622)
Share-based compensation	1,391		1,391
Provision for statutory reserve						392	(392)
Foreign currency translation adjustments	2,578				2,578
Net income	16,089						16,173	(84)
Noncontrolling interest acquired in business combination	(546)							(546)
Ending balance at Dec. 31, 2008	131,503	39	101,184	1,527	4,863	1,316	22,574	0
Ending balance, shares at Dec. 31, 2008		39,120,879
Issuance of ordinary shares in connection with business acquisitions	562	1	2,088	(1,527)
Issuance of ordinary shares in connection with business acquisitions, shares		422,213
Ordinary shares issued for share-based compensation	4,208		4,208
Ordinary shares issued for share-based compensation, shares		2,800
Repurchase of ordinary shares, value	(13)		(13)
Repurchase of ordinary shares, shares		(2,800)
Issuance of ordinary shares upon share offering, value	2,648		2,648
Issuance of ordinary shares upon share offering, shares		345,000
Shares issuable in connection with TP acquisition (Note 4)	520			520
Share-based compensation	1,565		1,565
Provision for statutory reserve						991	(991)
Unrealized gain on foreign currency exchange forward contract	145				145
Gain on foreign currency exchange forward contract transfer to statements of operations	(36)				(36)
Foreign currency translation adjustments	(48)				(48)
Net income	21,508						21,508
Ending balance at Dec. 31, 2009	162,562	40	111,680	520	4,924	2,307	43,091	0
Ending balance, shares at Dec. 31, 2009		39,888,092
Issuance of ordinary shares in connection with business acquisitions			520	(520)
Issuance of ordinary shares in connection with business acquisitions, shares		26,442
Shares issuable in connection with Chosen acquisition (Note 4)	1,616			1,616
Ordinary shares issued for share-based compensation	4,510	2	4,508
Ordinary shares issued for share-based compensation, shares		2,140,148
Repurchase of ordinary shares, value	(537)		(537)
Repurchase of ordinary shares, shares		(27,772)
Issuance of ordinary shares upon share offering, value	89,226	3	89,223
Issuance of ordinary shares upon share offering, shares		2,530,000
Shares issuable in connection with TP acquisition (Note 4)	1,978			1,978
Share-based compensation	3,037		3,037
Provision for statutory reserve						1,171	(1,171)
Unrealized gain on foreign currency exchange forward contract	(506)				(506)
Gain on foreign currency exchange forward contract transfer to statements of operations	202				202
Foreign currency translation adjustments	3,722				3,722
Net unrealized gain on available-for-sale investment, net tax effect of $87	494				494
Net income	29,863						29,863
Ending balance at Dec. 31, 2010	$ 296,167	$ 45	$ 208,431	$ 3,594	$ 8,836	$ 3,478	$ 71,783	$ 0
Ending balance, shares at Dec. 31, 2010		44,556,910

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net income	$ 29,863	$ 21,508	$ 16,089
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	3,247	1,565	1,391
Depreciation and amortization of property and equipment	6,397	4,078	2,896
Amortization of intangible assets	2,023	1,668	823
Loss (gain) on foreign currency exchange forward contracts transfer to statements of operations	578	(52)
Loss (gain) on disposal of property and equipment	(298)	282	219
Allowance for doubtful accounts	685	445	210
Change in fair value of contingent consideration payable for acquisition	(221)	62
Earnings from equity method investment	(151)	(69)	(20)
Gain on re-measurement of fair value of noncontrolling equity investment in connection with business acquisition	(612)
Accrued interest income of available-for-sale investment	(41)
Changes in operating assets and liabilities:
Rental deposits and prepaid rentals	(475)	430	(1,321)
Accounts receivable	(22,156)	(22,446)	(9,580)
Accrued interest income of loan to shareholders			(100)
Prepaid expenses and other current assets	945	(1,063)	(323)
Deferred tax assets-current	(901)	(1,156)	(257)
Deferred income tax assets-non current	(41)
Accounts payable	74	(2,485)	192
Deferred revenue	(1,495)	30
Accrued expenses and other payables	8,810	7,016	4,258
Income tax payable	2,643	2,479	1,470
Deferred income	(270)	757
Deferred income tax liabilities-current			(145)
Prepaid for land use rights	(16,727)	(879)
Deferred income tax liabilities-non current	(323)	(245)	(398)
Net cash provided by operating activities	11,554	11,925	15,404
Cash flows from investing activities:
Purchase of property and equipment	(11,680)	(6,416)	(6,144)
Purchase of non-current investment-held-to-maturity securities	(1,560)		(841)
Purchase of current investment-held-to-maturity securities	(15,213)	(12,104)
Proceeds from maturity of investments	13,648
Purchase of long-term investment	(200)
Purchase of available-for-sale	(661)
Repayments from shareholders for loans advanced			3,579
Consideration paid for business acquisitions (net of cash acquired of $891, $1,730 and $824 in 2008, 2009 and 2010, respectively)	(127)	(3,462)	(6,738)
Proceeds from disposal of property and equipment	501	34	15
Purchase of term deposit		(10,000)	(1,463)
Cash received upon maturity of term deposit	5,000	1,465	1,464
Restricted cash	(659)
Payment for settlement of foreign currency forward exchange contracts	(388)
Net cash used in investing activities	(11,339)	(30,483)	(10,128)
Cash flows from financing activities:
Proceeds from exercise of options	5,011	3,625	302
Repayments of loans assumed in business acquisitions		(2,386)	(200)
Payment for issuance costs in connection with upon initial public offering			(1,054)
Repurchase of ordinary shares		(13)	(2,020)
Proceeds from issuance of ordinary shares upon share offering in 2009		3,624
Payment for issuance costs in connection with share offering in 2009	(220)	(712)
Proceeds from issuance in connection with share offering in 2010	89,816
Payment for issuance costs of ordinary shares upon share offering in 2010	(507)
Consideration paid for business acquisitions	(814)
Proceeds from short-term bank loan	2,939		1,463
Repayments of short-term bank loan		(1,465)	(1,317)
Net cash (used in) provided by financing activities	96,225	2,673	(2,826)
Effect of exchange rate changes	768	(21)	678
Net increase (decrease) in cash and cash equivalents	96,440	(15,885)	2,450
Cash and cash equivalents at beginning of year	64,057	79,963	76,835
Cash and cash equivalents at end of year	161,265	64,057	79,963
Supplemental disclosures of cash flow information
Income tax paid	1,331	1,055	343
Interest paid	79	80	96
Acquisition of businesses:
Ordinary shares issued and to be issued	1,616	549	2,701
Outstanding consideration payable for acquisitions during the year	1,633	8,187	3,106
Change in payable for purchase of property and equipment	(510)	1,233	181
Non-cash financing activities:
Accrued issuance costs related to offerings	$ 127	$ 264

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from investing activities:
Business acquisitions cash acquired	$ 824	$ 1,730	$ 891

Organization and Principal Activities	12 Months Ended
Dec. 31, 2010
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES
VanceInfo Technologies Inc. (“VanceInfo” or the “Company”), formerly known as Thinkplus Investments Limited, was incorporated under the laws of the British Virgin Islands (“BVI”) on April 19, 2004 and was re-domiciled to the Cayman Islands on October 10, 2005. VanceInfo, together with its subsidiaries and variable interest entity (“VIE”), are hereinafter referred to as the “Group”.
On August 31, 2004, through VanceInfo Creative Software Technology Ltd. (“VanceInfo Beijing”), VanceInfo acquired the information technology services (“IT services”) business and related assets of Beijing Wensi Chuangyi Software Technology Co., Ltd. (“Wensi Chuangyi”) and its subsidiaries, the predecessor of VanceInfo. Wensi Chuangyi was established under the laws of the People’s Republic of China (“PRC”) in 1995 and engaged in the provision of localization and quality assurance testing services. The acquisition of Wensi Chuangyi was accounted for as a purchase business combination with net assets recorded at their fair value at the date of acquisition. Before the acquisition of Wensi Chuangyi, the Group did not have significant operations.
The Group is principally engaged in the provision of IT services that mainly include quality assurance testing, application development and maintenances, research and development, globalization and localization, and enterprise solutions in the PRC.
As of December 31, 2010, the Group’s subsidiaries were as follows:

	Date of	Place of	Percentage
	acquisition/	establishment/	of beneficial
Subsidiaries	incorporation	incorporation	ownership

VanceInfo Beijing	July 2, 2004	PRC	100%
VanceInfo Creative Software Technology Ltd. (“VanceInfo BVI”)	August 6, 2004	BVI	100%
VanceInfo Japan Inc. (“VanceInfo Japan”)	November 25, 2004	Japan	99.9%
VanceInfo Technologies Inc. (“VanceInfo US”)	November 29, 2005	United States of America (“US”)	100%
VanceInfo Technologies Limited	March 27, 2007	Hong Kong	100%
Shanghai VanceInfo Technologies Limited (“Shanghai Vanceinfo”, formerly name “Solutions” )	May 29, 2007	PRC	100%
Beijing Chosen Technology Co., Ltd. (“Chosen”)	July 31, 2007	PRC	100%
VanceInfo Technologies Limited	November 15, 2007	PRC	100%
Shanghai VanceInfo Creative Software Technology Limited (“Vanceinfo Shanghai Creative”)	September 9, 2008	PRC	100%
VanceInfo Malaysia Inc. Sdn. Bhd	October 9, 2008	Malaysia	100%
Shenzhen VanceInfo Creative Software Technology Limited (“Vanceinfo Shenzhen”)	October 28, 2008	PRC	100%
Nanjing VanceInfo Creative Software Technology Limited (“Nanjing Vanceinfo”)	December 19, 2008	PRC	100%
TP Teleservices Limited (“TP Teleservices”)	July 2, 2009	Hong Kong	100%
TP (Hong Kong) Limited (“TP HK”)	July 2, 2009	Hong Kong	100%
TP Consultants Limited (“TP Consultant”)	July 2, 2009	Hong Kong	100%
TP (Taiwan) Limited (“TP Taiwan”)	July 2, 2009	Hong Kong	100%
TP Software Technology (Shanghai) Co., Ltd. (“TP Shanghai”)	July 2, 2009	PRC	100%
Link Result Limited (“Link Result”)	July 2, 2010	Hong Kong	100%
A-IT (Shanghai) Software Services Co., Ltd. (“AIT”)	July 2, 2010	PRC	100%

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

The consolidated financial statements of the Group are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of consolidation

The consolidated financial statements include the financial statements of VanceInfo, its subsidiaries and its VIE. All inter-company transactions and balances have been eliminated upon consolidation.
Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, useful lives and impairment of property and equipment, impairment of goodwill and indefinite-lived intangible assets, economic lives of intangible assets, purchase price allocation in business combinations, contingent consideration for business acquired, fair value of hedging, valuation allowance for deferred tax assets, and stock-based compensation expense. Actual results could differ from those estimates.

Significant risks and uncertainties
The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: advances and trends in new technologies and industry standards; competition from other competitors; regulatory or other PRC related factors; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks associated with the Group’s growth strategies; and general risks associated with the IT services industry.

Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Restricted cash
Restricted cash represents a term deposit pledged for a short-term loan. Cash held in such accounts is restricted for a period of twelve months.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The Group’s financial instruments include cash and cash equivalents, held-to-maturity securities, accounts receivable, short-term bank loan and accounts payable, the carrying values of which approximate their fair value due to their short-term maturities.
The Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and 2010 include the foreign currency exchange forward contracts based on Level 2 inputs, available-for-sale investment and contingent consideration payable in connection with a business acquisition based on Level 3 inputs.
The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions.
It is not practicable to estimate the fair value of the Group’s long-term investment because of lack of quoted market prices and the inability to estimate fair value without incurring excessive costs.

Held-to-maturity securities

The Group’s held-to-maturity securities are classified as held-to-maturity securities-current and held-to-maturity securities-non current on the consolidated balance sheets based on their contractual maturity dates and are stated at their amortized costs.

Available-for-sale investment
Available-for-sale investment are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. Available-for-sale investment is classified as current assets on the consolidated balance sheets because they are available for immediate sale.
In April 2009, the Financial Accounting Standards Board (FASB) issued guidance amending existing US GAAP relating to other than temporary impairment (“OTTI”) for debt securities to improve presentation and disclosure of OTTI on debt securities in the financial statements. The new guidance requires that an entity separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. The Group early adopted the new guidance on January 1, 2009. The adoption of the new guidance did not result in a cumulative-effective adjustment as of January 1, 2009.

Derivatives and hedge accounting
The Group’s risk management strategy includes the use of derivative and non-derivative financial instruments as hedges of foreign currency exchange risk, whenever management determines their use to be reasonable and practical. This strategy does not permit the use of derivative financial instruments for trading purposes, nor does it allow for speculation.
The Group uses foreign currency forward exchange contracts to hedge the exposure to foreign currency risk, primarily Japanese Yen (“JPY”). The purpose of the Group’s foreign currency derivative activities is to protect the Group from the risk that the functional currencies net cash flows of the Group’s operating entities resulting from forecasted JPY denominated revenue transactions will be negatively affected by the fluctuation in exchange rates. The Group uses foreign currency forward exchange contracts to offset changes in the amount of future cash flows associated with certain third-party sales expected to occur within the next twelve months. These contracts, which are designated and documented as cash flow hedges, qualify for hedge accounting treatment. The effectiveness of the cash flow hedge contracts is assessed quarterly using regression analysis as well as other timing and probability criteria. To receive special hedge accounting treatment, all hedging relationships are formally documented at the inception of the hedge and the hedges are expected to be highly effective in offsetting changes to future cash flows generated from hedged transactions.

The Group carries these contracts as either assets or liabilities at fair value. The Group excludes from its assessment of hedge effectiveness the portion of changes in fair value of the forward contracts attributable to the changes in difference between the spot exchange rate and the forward exchange rate (“spot-forward difference”), which is recognized in the exchange differences account in the statements of operations when incurred. The Group recognizes the effective portion of the gains and losses on these contracts, which represents the changes in fair values of these contracts excluding the changes in relation to spot-forward difference, in other comprehensive income and reclassifies such gains and losses subsequently in the exchange differences account in the statements of operations when the forecasted revenue is recognized.

Accounts receivable
Accounts receivable represents those receivables derived in the ordinary course of business. The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific customers.

Property and equipment, net
Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Furniture and office equipment	5 years
Motor vehicles	5 years
Computers and software	5 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets
Business combinations

Business combinations are recorded using the purchase method of accounting. On January 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations. From January 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Previously, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, from January 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings. For periods prior to January 1, 2009 contingent consideration was not recorded until the contingency was resolved.

Acquired intangible assets, net
Acquired intangible assets with finite lives are carried at cost less accumulated amortization. Amortization of customer base and relationship is computed using the estimated attrition pattern of the acquired customers or straight-line method based on specific estimated benefit pattern. Amortization of other finite-lived intangible assets is computed using the straight-line method. The estimated economic lives of acquired intangible assets with finite lives are as follows:

Contract backlog	0.17-1 year
Customer base and relationship	3-10 years
Non-compete agreement	2-5 years
Software technology	2 years
Acquired intangible assets with indefinite lives including tradename of $2,393 are carried at cost without amortization regularly recognized.

Long-term investment
Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.
An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Impairment of long-lived assets
The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount over the fair value of the long-lived assets.

Impairment of goodwill and indefinite-lived intangible assets
The Group annually, or more frequently if the Group believes indicators of impairment exist, reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist.
Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.
The impairment test for intangible assets not subject to amortization consists of a comparison of the fair value of the intangible assets with their carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair value of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.
The Group determines the entities which have similar economic characteristics as a reporting unit and performs its annual goodwill and indefinite-lived intangible assets impairment test on the last day of each fiscal year. The Group did not incur any impairment loss on goodwill or other intangible assets not subject to amortization for the years ended December 31, 2008, 2009 or 2010.

Revenue recognition

Research and development outsourcing services and IT services
The majority of the contracts are for the provision of services performed on a time-and-material basis. For time-and-material contracts, the Group may render initial development and maintenance services, typically for a period of less than one year and are subject to the terms of the master agreement which fixes the billing rates for man-hours based on level of experience of the engineers regardless of the type of engaged services. The Group bills customers for related service performance based on pre-agreed charge rates. Customers may terminate contracts before completion and revenue is considered to be realizable and earned when all of the following criteria are met: persuasive evidence of a sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured. Thus, the revenues from this type of contracts are recognized as the billable services are rendered. Software developed by the Group on behalf of its customers is transferred in its entirety to the customers. Revenues recognized for time-and-material contracts amounted to $93,525, $107,866 and $134,019 for the years ended December 31, 2008, 2009 and 2010, respectively.
The remaining revenues are earned from fixed-price service contracts. Revenue from fixed-price contracts require the Group to perform services throughout the contractual period, which is generally less than one year. Revenues from fixed-price contracts are generally recognized as per the proportional performance method using an output measure determined by achievement of milestones which include planning documentation and testing reports. The Group estimates the man-hours involved in achieving each of these milestones and when the milestone is achieved the Group recognizes a proportion of the total revenue under the contract based on the hours incurred in achieving that milestone against its latest estimate of the total man-hours to be incurred in performing the contract. Revenues recognized for fixed-price contracts amounted to $12,031 $40,426 and $78,015 for the years ended December 31, 2008, 2009 and 2010, respectively.
Reimbursable out-of-pocket expenses and material costs are recognized as revenues when billed.
The discount terms in the Group’s arrangements with customers generally entitle the customer to discounts if the customer completes a specified cumulative level of revenue transactions. The discounts are passed to the customer either as cash payments or as a reduction of payments due from the customer. The Group has recorded its revenue rebate as reduction in revenues appropriately at the time of sales.

Other solutions
The Group derives revenues from providing system integration solutions, which normally include the procurement of hardware on behalf of customers and customized software licenses, implementation of the software and hardware, and post contract customer supports (“PCS”) including telephone supports and on-site supports.
The Group has established the vender-specific objective evidence (“VSOE”) of fair value of the PCS based on standalone sales on regular basis and therefore treats the arrangements as two units of accounting, which are (1) hardware and software implementation and (2) PCS. Revenues of the hardware and software implementation are primarily recognized using percentage-of-completion method measured based on the relationship of costs already incurred to the total estimated costs to be incurred. The Group considers labor costs and other direct contract costs in calculating the percentage of completion. Revenues of the PCS are recognized ratably over the PCS period.
In addition, the Group, through certain subsidiary, performed a few other projects which involved IT services, software resale, and maintenance service which is considered PCS. Since the Group has not established the VSOE of the fair value of any element of these projects, the contract amounts were recognized as revenues ratably over the period of PCS, which was the last undelivered element in the arrangements.
Revenue recognized in excess of billings is recorded as unbilled receivables and is included in accounts receivable. Amounts billed but not yet collected are recorded as billed receivables and are included in accounts receivable. All billed and unbilled amounts are expected to be collected within one year. Cash received from billings in excess of revenues recognized is recorded as deferred revenue.

Business tax
The Group’s PRC subsidiaries are subject to business tax at rate of 5% of total revenues for certain types of contracts. Certain services contracts are exempted from business tax in accordance with the PRC tax laws. Business tax is recorded as a reduction in revenues when incurred.

Government subsidies
The Group receives non-repayable subsidies from PRC local government agencies after meeting certain conditions, such as locating their office in certain districts or obtaining certain technological certification. The subsidies are recorded in other operating income on the consolidated statements of operations in the period in which the right to receive such subsidies is established.

Operating leases
Leases where substantially all the rewards and risks of ownership of assets remain with the leasing companies are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising costs
The Group expenses advertising costs as incurred. Total advertising expenses were $8, $62 and $31 for the years ended December 31, 2008, 2009 and 2010, respectively, and have been included as part of selling, general and administrative expenses.

Income taxes
Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.
The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Group classifies interest and penalties, if any, as a component of its income tax provision.

Foreign currency translation
The functional and reporting currency of VanceInfo and VanceInfo BVI are the United States dollar (“U.S. dollar”). The financial records of the Company’s other subsidiaries and VIE are maintained in their local currencies, which are the functional currencies of these entities.
Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.
The Group’s entities with functional currency other than U.S. dollar translate their operating results and financial position into the U.S. dollar, the Company’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income
Comprehensive income includes net income, unrealized gains on foreign currency forward exchange contracts for effective portion and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of operations and comprehensive income.

Concentration of credit risk
Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Group places their cash and cash equivalents with authorized financial institutions.
Details of customers accounting for 10% or more of total revenues are as follows:

	For the years ended December 31,
	2008	2009	2010
	%	%	%

Customer
A	11	5	1
B	18	13	12
C	10	23	26
D	9	11	9

Details of customers accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
	2009	2010
	%	%

Customer
A	3	1
B	6	5
C	39	46
Share-based payments
Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate over the requisite service period based on a graded vesting attribution method, with a corresponding impact reflected in additional paid-in capital. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change.

Net income per share
Basic net income per share is computed by dividing net income attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year.
The Group had stock options, nonvested shares, and ordinary shares to be issued contingent upon the satisfaction of certain conditions in connection with business acquisitions, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of stock options and nonvested shares is computed using the treasury stock method. Ordinary shares to be issued contingent upon the attainment of specified earnings levels in future periods by the acquired businesses are recorded when the contingency is resolved and additional share consideration is issuable.

Recently issued accounting standards
In January 2010, the FASB issued authoritative guidance to improve disclosures about fair value measurements. This guidance amends previous guidance on fair value measurements to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurement on a gross basis rather than on a net basis as currently required. This guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. This guidance is effective for annual and interim periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activities of purchases, sales, issuances, and settlements on a gross basis, which will be effective for annual and interim periods beginning after December 15, 2010. Early application is permitted and, in the period of initial adoption, entities are not required to provide the amended disclosures for any previous periods presented for comparative purposes. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition or results of operations.
In April 2010, the FASB issued an authoritative pronouncement on milestone method of revenue recognition. The scope of this pronouncement is limited to arrangements that include milestones relating to research or development deliverables. The pronouncement specifies guidance that must be met for a vendor to recognize consideration that is contingent upon achievement of a substantive milestone in its entirety in the period in which the milestone is achieved. The guidance applies to milestones in arrangements within the scope of this consensus regardless of whether the arrangement is determined to have single or multiple deliverables or units of accounting. The pronouncement will be effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2010. Early application is permitted. Companies can apply this guidance prospectively to milestones achieved after adoption. However, retrospective application to all prior periods is also permitted. The Group does not expect the adoption of this guidance would have a significant effect on its consolidated financial position or results of operations.

In December 2010, the FASB issued an authoritative pronouncement on when to perform Step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts. The amendments in this update modify Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For public entities, the guidance is effective for impairment tests performed during entities’ fiscal years (and interim periods within those years) that begin after December 15, 2010. Early adoption will not be permitted. For nonpublic entities, the guidance is effective for impairment tests performed during entities’ fiscal years (and interim periods within those years) that begin after December 15, 2011. Early application for nonpublic entities is permitted; nonpublic entities that elect early application will use the same effective date as that for public entities. The Group does not expect the adoption of this guidance would have a significant effect on its consolidated financial position or results of operations.
In December 2010, the FASB issued an authoritative pronouncement on disclosure of supplementary pro forma information for business combinations. The objective of this guidance is to address diversity in practice regarding the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments affect any public entity as defined by Topic 805 that enters into business combinations that are material on an individual or aggregate basis. The amendments will be effective for business combinations consummated in periods beginning after December 15, 2010, and should be applied prospectively as of the date of adoption. Early adoption is permitted. The Group does not expect the adoption of this guidance would have a significant effect on its consolidated financial position or results of operations.

Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
SEGMENT INFORMATION
3.	SEGMENT INFORMATION
The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group has only one operating segment.

Geographic information
The Group’s major operating entities’ country of domicile is Greater China which refers to the PRC, including, for purposes of the accompanying financial statements only, Taiwan, Hong Kong and Macau.
The following tables summarize the Group’s long-lived assets and net revenues in different geographic locations:
Long-lived assets

	As of December 31,
	2009	2010

Greater China	47,277	73,046
US	2,388	2,228
Others	1,324	573

Total	50,989	75,847

Net revenues (1)

	For the years ended December 31,
	2008	2009	2010

US	56,175	56,634	70,955
Greater China	22,045	59,373	95,481
Europe	14,991	23,148	32,178
Japan	9,157	8,466	9,889
Others	295	445	3,047

Total	102,663	148,066	211,550

(1)	Based on the countries in which the customers’ headquarters are located. In determining the geographic information, customers under common control, such as subsidiary and its parent entity, are treated as a single customer.
The following table summarizes the Group’s net revenues by service lines:

	For the years ended December 31,
	2008	2009	2010

Research and Development
Outsourcing Services:
Research & development services	60,808	90,581	124,181
Globalization & localization	4,259	5,118	6,060
IT Services:
Enterprise solutions	13,542	14,429	19,725
Application development & maintenance	17,061	26,373	43,825
Quality assurance & testing	6,717	7,807	13,003
Other Solutions and Services	276	3,758	4,756

Total	102,663	148,066	211,550

Acquisitions	12 Months Ended
Dec. 31, 2010
Acquisitions [Abstract]
ACQUISITIONS
4.	ACQUISITIONS

Acquisition of Solutions’ equity interest
On April 1, 2007, the Group entered into an equity transfer agreement to acquire a 75% equity interest in Solutions, a professional outsourcing service provider, for an initial equity consideration of 913,393 ordinary shares of VanceInfo at a fair value of $1.71 per ordinary share on April 1, 2007, the date of the share issuance. The fair value of VanceInfo ordinary shares was determined by the Company after considering a number of factors, including the result of an appraisal by a third party appraiser. The transaction was considered as a business acquisition and accordingly the purchase method of accounting has been applied. The $394 of contingent consideration, which represents the lesser of the maximum amount of contingent consideration and the amount of negative goodwill, was recognized as of the date of acquisition.
The transaction was closed on May 29, 2007, which was determined as the date of acquisition.
The acquired net assets were recorded at their fair value at the date of acquisition. The aggregate initial purchase price of $2,014 consisted of the following:

Fair value of ordinary shares	1,562
Contingent consideration recognized	394
Cost of transaction	58

Total	2,014

The purchase price was allocated as follows:

		Amortization
		period
Cash acquired	1,804
Other current assets	1,328
Property and equipment	277
Intangible assets:
Customer base and relationship	187	9.6 years
Non-compete agreement	21	3.8 years
Deferred income tax liabilities	(51)
Short-term loan	(261)
Other current liabilities	(672)
Noncontrolling interest	(619)

Total	2,014

Pursuant to the terms of original purchase agreement, an additional cash consideration was determined, based on the operating results of Solutions in 2007, to be $62, which was paid in 2008. Since $394, the contingent consideration recognized as of the date of acquisition was more than $62, the determined additional cash consideration, the excess of $332 was allocated as a pro rata reduction of the carrying amounts of acquired non-current assets.
On July 23, 2008, the Group acquired an additional 10% equity interest in Solutions for a consideration of $58 in cash and 58,348 ordinary shares of Vanceinfo at a fair value of $7.06 per ordinary share. On August 13, 2008, the Group acquired the remaining 15% equity interest in Solutions for a consideration of $869 in cash which was paid in 2008. The aggregate purchase price of $1,348 consisted of the following:

Cash consideration	927
Fair value of ordinary shares	412
Cost of transaction	9

Total	1,348

The purchase price was allocated as follows:

		Amortization
		period
Intangible assets:
Contract Backlog	1	0.17 year
Non-compete agreement	6	2.4 years
Goodwill	795
Noncontrolling interest	546

Total	1,348

Acquisition of WIT’s equity interest
On October 1, 2008, the Group acquired a 100% equity interest in Wireless Info Tech, Ltd. (“WIT”), a professional outsourcing service provider, for an initial consideration of $1,080 in cash. Additional cash and share contingent considerations were determined based on specified earnings objectives predefined for the six-month period ended March 31, 2009 and twelve-month period ended March 31, 2010, respectively. The transaction was considered an acquisition of a business and accordingly the purchase method of accounting has been applied.

The acquired net assets were recorded at their fair value at the date of acquisition. The aggregate purchase price of $1,147 consisted of the following:

Cash consideration	1,080
Cost of transaction	67

Total	1,147

The purchase price was allocated as follows:

		Amortization
		period

Cash acquired	891
Other current assets	858
Property and equipment	285
Rental deposits	33
Intangible assets:
Non-compete agreement	48	5 years
Goodwill	214
Short-term loan	(200)
Current liabilities	(861)
Deferred income tax liabilities	(121)

Total	1,147

The additional contingent consideration based on earnings of WIT for the six-month period ended March 31, 2009 was determined to be $1,506 and recorded as an addition to the goodwill in 2009, of which $974 was settled in cash and $532 was settled in 95,590 ordinary shares of the Company at a fair value of $5.56 per share in 2009.
The contingent consideration based on earnings of WIT for the twelve-month period ended March 31, 2010 was determined to be zero as the earnings of WIT did not reach the performance target predefined in the original purchase agreement.
In December 2010, to simplify the corporate structure, the Group deregistered WIT, after integration of all the operating net assets and business of WIT into another operating entity of the Group. No significant gain or loss and cash flow were resulted from the transfer.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2008 of the Group as if the acquisition had occurred on January 1, 2008. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

For the year
ended December 31,
2008
(unaudited)

Pro forma revenues	106,115
Pro forma net income	16,963
Pro forma net income per ordinary share-basic	0.45
Pro forma net income per ordinary share-diluted	0.42
Acquisition of TP’s equity interest
On July 2, 2009, the Group acquired 100% equity interests in the operating subsidiaries of TP Corporation Limited, a provider of customer relationship management solutions and system integration. The acquisition has strengthened the Group’s position in software services. The transaction was considered an acquisition of a business. Accordingly, the purchase method of accounting has been applied. The fair value of additional contingent considerations, based on specified earnings objectives predefined for the six-month period ended December 31, 2009 and twelve-month period ended December 31, 2010 was determined to be $8,644 at the date of acquisition. The acquired net assets were recorded at their fair market value at the date of acquisition. The aggregate purchase price of $8,644 consisted of the following:

Fair value of contingent consideration:
Cash consideration	4,856
Fair value of equity consideration	3,788

Total	8,644

The purchase price was preliminarily allocated as follows:

		Amortization
		period

Cash	1,730
Other current assets	2,926
Property and equipment	248
Rental deposits	82
Intangible assets:
Customer base and relationship	2,163	5 years
Tradename	1,645	indefinite
Non-compete agreement	332	5 years
Contract backlog	743	1.5 years
Software technology	323	2 years
Goodwill	6,277
Deferred tax assets — non-current	43
Current liabilities	(4,607)
Deferred tax liabilities	(875)
Short term loan	(2,386)
Total	8,644

The first contingent consideration based on the earnings of TP for the six-month period ended December 31, 2009 was determined to be $1,337 when the contingency was resolved on December 31, 2009, of which $817 was settled in cash and $520 was settled in 26,442 ordinary shares of the Company at a fair value of $19.66 per share in 2010.
The second contingent consideration based on earnings of TP for the twelve-month period ended December 31, 2010, was determined to be $3,989 when the contingency was resolved on December 31, 2010, of which $2,011 will be settled in cash and $1,978 will be settled in 55,944 ordinary shares of the Company at a fair value of $35.36 per share in 2011.
The fair value of the third contingent consideration based on the attainment of the earnings objectives for the 12-month period ending December 31, 2011 was determined to be $3,269 as of December 31, 2010, of which is up to $2,000 will be settled in cash and $1,269 will be settled in ordinary shares.
The change in fair value of the contingent consideration during the years ended December 31, 2009 and 2010 was a loss of $62 and a gain of $80, respectively, which were recognized in the consolidated statements of operations.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2008 and 2009 of the Group as if the acquisition had occurred on January 1, 2008 and 2009. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years
	ended December 31,
	2008	2009
	(unaudited)	(unaudited)

Pro forma net revenues	108,995	151,068
Pro forma net income	16,019	21,869
Pro forma net income per ordinary share-basic	0.43	0.57
Pro forma net income per ordinary share-diluted	0.39	0.53
Acquisition of mobile service business
On October 1, 2009, Vanceinfo Beijing entered into a purchase agreement with a mobile service company to acquire its business of smart phone software testing for a cash consideration of $1,172. The transaction was considered an acquisition of a business and accordingly the purchase method of accounting has been applied. The acquired net assets were recorded at their fair value at the date of acquisition.
The purchase price was preliminarily allocated as follows:

		Amortization
		period

Intangible assets:
Customer base and relationship	26	5 years
Non-compete agreement	22	2 years
Goodwill	1,306
Property and equipment	148
Rental prepayment	44
Other current liabilities	(374)

Total	1,172

The unaudited pro forma information of the acquisition as if the acquisition had occurred on January 1, 2008 and 2009 is not presented because the Group believes it is impracticable to do so.

Acquisition of Link Result’s equity interest
On October 1, 2008, the Group completed the purchase of a 33% equity interest in Link Result Limited (“Link Result”), a China-based company providing IT outsourcing services to multinational financial institutions, with investment cost of $841, including $330 of cash consideration paid to selling shareholders, $495 of capital injection to the investee in the form of an indefinite-lived interest-free loan and $16 of acquisition costs. The Group accounted for the investment using equity method of accounting because the Group had the ability to exercise significant influence over the investee.
In July 2010, VanceInfo acquired the remaining 67% equity interest in Link Result from other shareholders with initial consideration of $670 in cash. Contingent consideration is determined based on a multiple of the earnings of the acquired business. The acquired net assets were recorded at their fair value at the date of acquisition. The aggregate purchase price of $5,759 consisted of the following:

Initial cash payment	670
Fair value of contingent consideration:
Cash consideration	1,555
Fair value of equity consideration	1,834
Fair value of the 33% equity interest:
Carring amount	1,088
Gain on remeasurement of fair value of noncontrolling equity investment	612

Total	5,759

The purchase price was preliminarily allocated as follows:

		Amortization
		period

Cash	824
Other current assets	1,997
Property and equipment	80
Rental deposits	7
Intangible assets:
Customer base and relationship	926	5.5 years
Non-compete agreement	40	2 years
Goodwill	2,490
Current liabilities	(401)
Deferred tax liabilities	(204)

Total	5,759

The additional cash consideration, based on the earnings of Link Result for the six-month period ended December 31, 2010, was determined to be $3,249 when the contingency was resolved on December 31, 2010, of which $1,633 will be settled in cash and $1,616 will be settled in ordinary shares of the Company in 2011. The number of ordinary shares to be issued was determined based on the average closing market price of the Company’s ordinary shares over the last ten trading days in December 2010 and the first ten trading days in 2011, which was $35.36 per share.
The change in fair value of the contingent consideration from the date of acquisition to December 31, 2010 was a gain of $141 and was recognized in the consolidated statements of operations.
The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2009 and 2010 of the Group as if the acquisition had occurred on January 1, 2009 and 2010. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years
	ended December 31,
	2009	2010
	(unaudited)	(unaudited)

Pro forma net revenues	151,308	214,717
Pro forma net income	21,720	30,383
Pro forma net income per ordinary share-basic	0.57	0.75
Pro forma net income per ordinary share-diluted	0.52	0.70

Fair value measurements in business acquisitions:
The Group measured the fair value of the purchased intangible assets using the “cost”, “income approach-excess earnings” and “with & without” valuation method. The Group measured the fair value of the contingent consideration considering, among other factors, forecasted financial performance of the acquired business, market performance, and the market potential of the acquired business in China. These purchased intangible assets and contingent consideration are considered Level 3 assets and liabilities because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities.

Held-To-Maturity Securities	12 Months Ended
Dec. 31, 2010
Held-To-Maturity Securities [Abstract]
HELD-TO-MATURITY SECURITIES
5.	HELD-TO-MATURITY SECURITIES
The Group’s marketable securities include floating rate notes and corporate notes as of December 31, 2009 and 2010. These securities are classified as held-to-maturity investments by the Group and carried at costs.
The Company held the following held-to-maturity securities:

	As of	As of
	December 31	December 31
	2009	2010
Current:
Floating rate notes	4,271	—
Corporate notes	7,851	13,208

Sub-total	12,122	13,208

Non-current:
Corporate notes	—	1,558

Total	12,122	14,766

As of December 31, 2010, the maturity dates of the notes ranged from March 1, 2011 to April 11, 2012.
The Group’s floating rate notes were purchased from authorized financial institutions.
The Group recognized interest income of $193 and $269 for the years ended December 31, 2009 and 2010, respectively. The Group did not hold any held-to-maturity securities in 2008.

Available-for-Sale Investment	12 Months Ended
Dec. 31, 2010
Available-for-Sale Investment [Abstract]
AVAILABLE-FOR-SALE INVESTMENT
6.	AVAILABLE-FOR-SALE INVESTMENT
In February 2010, the Company extended a loan with principal of $440 to Beijing Viatt Information Technology Co. Ltd (“Viatt”), a private company providing IT services and solutions for Chinese domestic financial institutions. The loan carries 8% annual interest rate with two-year term and is convertible into a 20% equity interest of Viatt. The investment was accounted for by the Company as available-for-sale investment which measured at fair value on a recurring basis. The Company recognized $32 interest income in the consolidated statements of operations. The Company remeasured the fair value of this available-for-sale investment at the end of December 31, 2010 using a binomial model based on certain key assumptions such as the probability of conversion to ordinary shares of Viatt and the fair value of the equity of Viatt, and $494 excess of fair value over the carrying amount as the unrecognized gains on the available-for-sale investment was recorded in other comprehensive income for the year ended December 31, 2010.

In September 2010, the Company extended an additional loan with principal of $221 to Viatt. The loan carries 12% annual interest rate with two-year term. The Company determined that the fair value of the investment approximated the outstanding balance of the loan, including the principal and the interest receivable. The Company recognized an interest income of $9 in the consolidated statements of operations for the year ended December 31, 2010.

Accounts Receivable	12 Months Ended
Dec. 31, 2010
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
7.	ACCOUNTS RECEIVABLE
Accounts receivable consists of:

	As of December 31,
	2009	2010

Billed accounts receivable	26,077	27,052
Unbilled accounts receivable	35,465	60,341
Less: allowance for doubtful accounts	(1,018)	(1,956)

Total accounts receivable, net	60,524	85,437

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2009	2010

Balance at beginning of the period	587	1,018
Charge to expenses	445	685
Write off	—	(335)
Provision in connection with the losses caused by an employee (Note 20)	—	537
Exchange difference	(14)	51

Balance at end of the period	1,018	1,956

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2010
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2009	2010

Prepaid rentals	1,090	1,195
Advances to employees	853	790
Performance security deposit	734	757
Option exercise receivable	966	642
Interests receivable	291	347
Advance to suppliers	280	136
Prepaid insurance premium	150	85
Receivable from American Depositary Shares (“ADS”) depositary bank	514	—
Foreign currency forward exchange contract	161	—
Other prepaid expenses	987	908

Total	6,026	4,860

Option exercise receivable represented the Company’s stock option exercise price receivable from transfer agent.
Performance security deposit represented an IT service contract performance deposit paid at the request of one of our customers, which is expected to be returned when the related contract is completed in 2011.
Other prepaid expenses primarily consisted of prepaid miscellaneous selling, general and administrative expenses.

Foreign Currency Forward Exchange Contract	12 Months Ended
Dec. 31, 2010
Foreign Currency Forward Exchange Contract [Abstract]
FOREIGN CURRENCY FORWARD EXCHANGE CONTRACT
9.	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACT
On September 30, 2009, the Group entered into a forward contract to purchase $5,000 for JPY448.75 million due on October 1, 2010 with nil consideration paid or received. The Group qualified for foreign currency cash flow hedge accounting with respect to this foreign currency forward exchange contracts to hedge, for accounting purposes, changes in the cash flow of forecasted JPY-denominated revenue transactions attributable to fluctuation in foreign currency exchange rate during the one year term of the forward contract. The notional amounts of the forward contract designated as cash flow hedge was JPY112.188 million as of December 31, 2009, JPY112.188 million as of March 31, 2010, JPY112.188 million as of June 30, 2010, and JPY112.188 million as of September 30, 2010. The estimated fair value of the forward contract was $161 as of December 31, 2009. The fair value of the foreign exchange forward was estimated with the consideration of, among other factors, discount rate, timing and amount of cash flow and counterparty credit risk and is reported under Level 2 of the fair value hierarchy.
On July 10, 2010, the Group entered into a forward contract to purchase $5,000 for JPY432.50 million due on July 11, 2011 with nil consideration paid or received. The Group qualified for foreign currency cash flow hedge accounting with respect to this foreign currency forward exchange contracts, to hedge, for accounting purposes, changes in the cash flow of forecasted JPY-denominated revenue transactions attributable to fluctuation in foreign currency exchange rate during the one year term of the forward contract. The notional amounts of the forward contract designated as cash flow hedge was JPY43.25 million as of September 30, 2010, JPY129.75 million as of December 31, 2010, JPY129.75 million as of March 31, 2011, and JPY129.75 million as of June 30, 2010. The estimated fair value of the forward contract was $332 as of December 31, 2010. The fair value of the foreign exchange forward was estimated with the consideration of, among other factors, discount rate, timing and amount of cash flow and counterparty credit risk and is reported under Level 2 of the fair value hierarchy.
During the year 2010, the Group recorded following gains in other comprehensive income related to the contract:

For the year ended
December 31,
2010

Unrealized gains recognized for effective portion	(506)
Gains transfer to statements of operations	202

Total	(304)

During the year 2010, the Group recorded following loss in the exchange difference account in the consolidated statement of operations related to the contract:

For the year ended
December 31,
2010

Loss transfer from other comprehensive income	(202)
Loss recognized due to changes in spot-forward difference	(376)

Total	(578)

The unrealized loss of $195 for effective portion associated with the forward contract was recorded in other comprehensive income as of December 31, 2010. The full amount is expected to be reclassified into earnings within the next 12 months when the underlying forecasted revenue is recognized. All hedging relationships under cash flow hedges were evaluated to be highly effective as of December 31, 2010. The Company qualified for cash flow hedge accounting for a portion of the forward contracts entered into in 2009 with $109 unrealized loss associated with those forward contracts recorded in other comprehensive income as of December 31, 2009 was settled in 2010 and then recognized a loss of $388 in exchange difference, net.

Property And Equipment, Net	12 Months Ended
Dec. 31, 2010
Property And Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
10.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2009	2010

Furniture and office equipment	3,820	5,230
Motor vehicles	1,187	1,403
Computers and software	12,037	16,019
Leasehold improvements	7,783	11,314

	24,827	33,966
Less: Accumulated depreciation and amortization	(9,827)	(13,622)

Property and equipment, net	15,000	20,344

Depreciation and amortization expenses of property and equipment were recognized for the years ended December 31, 2008, 2009 and 2010 were $2,896, $4,078 and $6,397, respectively.

Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2010
Acquired Intangible Assets, Net [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
11.	ACQUIRED INTANGIBLE ASSETS, NET
The costs and accumulated amortization of these acquired intangible assets are as follows:

	As of December 31,
	2009	2010

Intangible assets not subject to amortization:
Tradename	2,376	2,393
Intangible assets subject to amortization:
Contract backlog	900	902
Customer base and relationship	6,708	7,821
Non-compete agreement	949	1,036
Software Technology	322	321

	11,255	12,473

Less: Accumulated amortization
Contract backlog	(591)	(902)
Customer base and relationship	(2,405)	(3,806)
Non-compete agreement	(439)	(688)
Software technology	(81)	(241)

	(3,516)	(5,637)

Acquired intangible assets, net	7,739	6,836

The Group recorded amortization expenses of $823, $1,668 and $2,023 for the years ended December 31, 2008, 2009 and 2010, respectively. The Group expects to record amortization expenses of $1,553, $1,181, $878, $625, and $206 for 2011, 2012, 2013, 2014 and 2015, respectively.

Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill [Abstract]
GOODWILL
12.	GOODWILL
The movement of the goodwill for the years ended December 31, 2009 and 2010 is as follows:

	As of December 31,
	2009	2010

As of January 1,	15,537	24,783
Goodwill recognized in connection with the following:
Additional consideration payment for acquisition of WIT	1,506	—
Acquisition of business from Guangzhou Kernel Technology Limited.(“Kernel”)	173	—
Acquisition of TP	6,277	—
Acquisition of business from a mobile services provider	1,306	—
Acquisition of business from Mobi	—	205
Acquisition of Link Result(Note 4)	—	2,490
Exchange differences	(16)	594

As of December 31	24,783	28,072

The Company performed its annual goodwill impairment test on the last day of each fiscal year, and did not incur any impairment loss on goodwill for the years ended December 31, 2008, 2009 or 2010.

Long-Term Investment	12 Months Ended
Dec. 31, 2010
Long-Term Investment [Abstract]
LONG-TERM INVESTMENT
13.	LONG-TERM INVESTMENT
Equity method investment
On October 1, 2008, the Company completed the purchase of 33% equity interest in Link Result, a China-based company providing IT outsourcing services to multinational financial institutions, with an investment cost of $841, including $330 of cash consideration paid to selling shareholders, $495 of capital injection to the investee in the form of an indefinite-lived interest-free loan and $16 of acquisition costs. The Company accounted for the investment using equity method of accounting because the Company has the ability to exercise significant influence over the investee. On July 2, 2010, the Company acquired the remaining equity interest of Link Result as set out in Note 4.
In September 2010, VanceInfo BVI, through one of its subsidiaries, made a strategic investment in Salsatec Corporation Pty. Ltd. (“Salsatec”), an Australia-based IT services and solution provider for Australian telecom and technology companies. Under the terms of the agreement, the Company made a payment of $200 in cash for an initial equity interest of 20% of Salsatec in convertible redeemable preferred stock, with an exclusive option right to acquire the remaining 80% of the equity within the next 12 months. As the Group has significant influence over Salsatec, the investment has been recorded using the equity method of accounting.

The investment earnings generated from two equity method investments for the years ended December 31, 2008, 2009 and 2010 was $20, $69 and $151, respectively.

Prepaid Land Use Rights	12 Months Ended
Dec. 31, 2010
Prepaid Land Use Rights [Abstract]
Prepaid land use right
14.	PREPAID LAND USE RIGHTS
The Company commenced the process to obtain land use rights for two pieces of land in Beijing in 2009, on which the Company plans to construct its new corporate headquarters and research and development center. In November 2009, the Company entered into an agreement with Zhongguancun Software Park Development Co., Ltd. (“ZSPD”), pursuant to which ZSPD agreed to develop the land in preparation for construction by the Company. Based on the agreement with ZSPD, the Company will be eligible to enter into a land transfer agreement with relevant PRC government authorities in order to obtain land use rights with respect to such land. As of December 31, 2010, the Company had paid approximately $18,009 pursuant to the agreement with ZSPD and recorded as a prepaid land use rights on its consolidated balance sheets as of December 31, 2010. The Company has not obtained the access to the land use rights; therefore, the land use rights have not been amortized in 2010. The Company expects to report land use rights at cost less accumulated amortization and to amortize the cost of the land use rights on a straight-line basis over the term of the land use rights to be authorized, which is expected to be 50 years.

Short-Term Bank Loan	12 Months Ended
Dec. 31, 2010
Short-Term Bank Loan [Abstract]
SHORT-TERM BANK LOAN
15.	SHORT-TERM BANK LOAN
Short-term bank loan, amounting to $3,020 as of December 31, 2010, was borrowed from a PRC bank with the guarantee provided by China National Investment & Guaranty Co., Ltd. and the pledge deposit of a term $679 which was recorded as restricted cash in the consolidated balance sheet. The loan had an annual interest rate of 5.31% and will be due in June or July 2011.

Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2010
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
16.	ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2009	2010

Accrued payroll and employee welfare	4,019	6,069
Accrued bonus	6,198	8,693
Accrued subcontract costs and reimbursable operating costs	4,445	8,203
Payable for business acquisition-current	1,686	3,919
Business tax payable	1,789	2,782
Other taxes payable	1,192	1,252
Professional fee	1,525	1,184
Advance from customer	584	1,173
Payable for purchase of property and equipment	1,518	925
Foreign currency forward exchange contract	—	332
Payable for share offering costs	264	127
Other accrued liabilities	980	1,718

Total	24,200	36,377

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
INCOME TAXES
17.	INCOME TAXES
VanceInfo and VanceInfo BVI are tax exempted companies incorporated in the Cayman Islands and the British Virgin Islands, respectively.
In 2008, the income tax provision of the Group was made for the operations of the subsidiaries located in the PRC, VanceInfo Japan, VanceInfo US and WIT. In 2009, the income tax provision of the Group was made for the operations of the subsidiaries located in the PRC, VanceInfo Japan, VanceInfo US, WIT, TP HK, TP Taiwan and TP Teleservices. In 2010, the income tax provision of the Group was made for the operations of the subsidiaries located in the PRC, Vanceinfo Japan, TP HK, TP Taiwan, TP Teleservices and AIT.
Pursuant to the relevant tax rules and regulations applicable to VanceInfo Japan, VanceInfo Japan was required to provide income tax of $26, $1 and $5 for the years of 2008, 2009 and 2010, respectively,
VanceInfo US and WIT were subject to a progressive federal income tax rate from 15% to 35% depending on the income level and a state income tax rate at 8.84% for the years of 2008, 2009 and 2010.
TP HK, TP Taiwan and TP Teleservices were subject to profit tax rate of 16.5% for the year of 2009 and 2010.

On March 16, 2007, the National People’s Congress of China enacted a new EIT law, which has taken into effect from January 1, 2008. Under the new EIT law, foreign invested enterprises, or FIEs, such as VanceInfo Beijing, and Chinese domestic companies are subject to EIT at a uniform rate of 25%. In addition, certain enterprises may still benefit from a preferential tax rate of 15% under the new EIT law if they qualify as “high and new technology enterprises strongly supported by the State”. According to the new EIT law and relevant implementation rules, the “high and new technology enterprises strongly supported by the State” shall refer to an enterprise that owns the core proprietary intellectual property rights and fulfills all of the conditions stipulated therein.
VanceInfo Beijing obtained the certificate on high and new technology enterprises in 2008 and is entitled to the preferential tax rate of 7.5% from 2008 to 2010. Shanghai VanceInfo was qualified as a “high and new technology enterprise” in December 2008, which entitled it to a 15% preferential income tax rate in 2008, and was further recognized as a “key software enterprise under the State plan” in December 2009, which entitled it to a 10% preferential income tax rate in 2009. Shanghai Vanceinfo obtained the certificate of high and new technology enterprise and was subject to 15% in 2010. TP Shanghai obtained the certificate of high and new technology enterprise and was subject to 15% in 2009 and 2010. Nanjing VanceInfo obtained the certificate of new setup software enterprise in 2009 and was entitled to an exemption of EIT from 2009 to 2010 and 50% reduction for the subsequent three years at the preferential tax rate of 12.5% from 2011 to 2013. AIT was acquired in 2010 which was incorporated in 2002. AIT was recognized as a qualified “Software enterprises” in 2007, and was entitled to enjoy tax exemption in 2007 and 2008, and 50% tax reduction from 2009 to 2011 at the effective rate of 10%, 11%, 12%, respectively.
The applicable EIT rate for other PRC subsidiaries was 25% in 2008, 2009 and 2010.
Due to the changes in the new EIT law in March 2007, the Group’s deferred tax balances were calculated based on the newly enacted tax rate to be effective January 1, 2008.

The high and new technology enterprise status is valid for three years and the qualified enterprises can then apply to renew for an additional three years provided the company’s business operations continue to qualify for high and new technology enterprise status. The Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future. Accordingly, in calculating deferred tax assets and liabilities, the Group has assumed its qualifying entities will continue to renew the high and new technology enterprise status at the conclusion of the initial three year period. If the Group’s qualifying entities failed to obtain such renewals, then the net deferred tax assets balance would increase by $892 and the net deferred liability balance would increase by $216, as of December 31, 2010, which would result in the decrease of the income tax expenses.
Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. New EIT law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the new EIT law provide that non-resident legal entities will be considered China tax residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as Chinese tax residents for the new EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed as tax resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.
If the Company and its subsidiaries registered outside the PRC were to be non-resident for PRC tax purpose, dividends paid to them out of profits earned by the Company’s subsidiaries located in the PRC, which are tax resident in the PRC, after January 1, 2008 would be subject to a withholding tax of 10%.
Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC available for distribution to the Company are $77,775 as of December 31, 2010. The Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future. It intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. As such, the undistributed earnings of the Company’s PRC subsidiaries are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes as of December 31, 2010.

Income tax expenses are as follows:

	For the years ended December 31,
	2008	2009	2010

Income taxes expenses:
Current	2,078	3,533	3,772
Deferred	(780)	(1,444)	(1,254)

Total	1,298	2,089	2,518

The principal components of deferred income taxes are as follows:

	As of December 31,
	2009	2010

Current deferred tax assets:
Allowance for doubtful accounts	96	227
Accrued compensation related	1,301	2,214
Net operating loss carry forwards	76	—

	1,473	2,441

Non-current deferred tax assets:
Net operating loss carry forwards	172	100
Property and equipment	130	140
Valuation allowance	(172)	(100)

	130	140

Net deferred tax assets	1,603	2,581

Non-current deferred tax liabilities:
Intangible assets	(1,322)	(1,217)
Property and equipment	(136)	(101)

	(1,458)	(1,318)

Net deferred tax liabilities	(1,458)	(1,318)

For the purpose of balance sheet presentation, certain deferred tax assets and liabilities attributable to the same tax-paying components of the Group and within the same tax jurisdictions have been offset. The following is the analysis of the deferred tax balances for financial reporting purposes:

	As of December 31,
	2009	2010

Current deferred tax assets:
Allowance for doubtful accounts	96	227
Accrued compensation related	1,301	2,214
Net operating loss carry forwards	76	—

Total current deferred tax assets	1,473	2,441

Non-current deferred tax assets:
Net operating loss carry forwards	172	100
Property and equipment	—	42
Valuation allowance	(172)	(100)

Net non-current deferred tax assets	—	42

Non-current deferred tax liabilities:
Intangible assets acquired in business acquisitions	(1,322)	(1,217)
Property and equipment	(6)	(3)

Non-current deferred tax liabilities, net	(1,328)	(1,220)

A valuation allowance has been recognized for net operating losses carry forward of certain subsidiaries of the Group, because the Group does not believe these entities can generate future taxable income to recognize the income tax benefit. Net operating losses totaled $1,265 and $399 as of December 31, 2009 and 2010, respectively, which included $1,265 as of December 31, 2009 expiring on various dates throughout 2014, $399 as of December 31, 2010 expiring on various dates throughout 2015.

A reconciliation between the statutory PRC enterprise income tax rate and the effective tax rate is as follows:

	For the years ended December 31,
	2008	2009	2010
	%	%	%

Statutory tax rate in PRC	25.00	25.00	25.00
Changes in valuation allowances	(0.45)	(0.20)	(0.22)
Effect of income tax rate differences of subsidiaries operating with different tax jurisdictions	(10.30)	(8.57)	(8.34)
Effect of tax holidays enjoyed by PRC subsidiaries	(6.79)	(7.38)	(8.63)

Effective tax rate	7.46	8.85	7.81

During the years ended December 31, 2008, 2009 and 2010, if the Company’s subsidiaries in the PRC were neither in the tax holiday period nor had they been specifically allowed special tax concessions, income tax expense and net income per share amounts would be as follows:

	For the years ended December 31,
	2008	2009	2010

Increase in income tax expense	1,180	1,735	2,780
Decrease in net income per ordinary share-basic	(0.03)	(0.04)	(0.07)
Decrease in net income per ordinary share-diluted	(0.03)	(0.04)	(0.07)
The Group did not identify any significant unrecognized tax benefits or incur any interest or penalties related to potential underpaid income tax expenses for each of the three years ended December 31, 2008, 2009 and 2010. The Group does not expect to have a significant increase or decrease on unrecognized tax benefits within 12 months from December 31, 2010.
The Group has various tax years from 2004 to 2010 which remain open in various tax jurisdictions.

Net Income Per Share	12 Months Ended
Dec. 31, 2010
Net Income Per Share [Abstract]
NET INCOME PER SHARE
18.	NET INCOME PER SHARE
The calculation of the net income per share is as follows:

	For the years ended December 31,
	2008		2009		2010
Net income attributable to holders of ordinary share	16,173		21,508		29,863

Shares (denominator):
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	37,276,306	(i)	38,389,495	(i)	40,298,060	(i)

Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	40,695,982	(ii)	41,576,217	(ii)	43,406,080	(ii)

Net income per ordinary share-basic	0.43		0.56		0.74

Net income per ordinary share-diluted	0.40		0.52		0.69

(i)	In 2008 and 2010, the Company issued 2,000,000, 2,140,148 ordinary shares for future delivery to employees and non-employees upon exercise of vested stock options or grant of nonvested shares. 219,196, 1,211,897 and 1,824,660 shares were transferred to the relevant employees in 2008, 2009 and 2010, respectively. Accordingly, the remaining shares outstanding during the years were excluded in computation of basic net income per share in 2008, 2009 and 2010.

The ordinary shares issuable in connection with business acquisitions were also include in computation of basic net income per share.

(ii)	The Group had securities outstanding which could potentially dilute basic net income per share in the future, but which were excluded from the computation of diluted net income per share in the years ended December 31, 2008, 2009 and 2010 as their effects would have been anti-dilutive. For the years of 2008, 2009 and 2010, such outstanding securities consisted of stock options of a weighted average number of 562,717, 661,234 and 91,684, respectively.

A weighted average number of 319,584, 36,493 and 146,344 contingently issuable ordinary shares and nonvested shares in connection with business acquisitions were included in the computation of diluted net income per share in the years of 2008, 2009 and 2010, respectively.

The calculation of the weighted average number of ordinary shares in 2008, 2009 and 2010 for the purpose of diluted net income per share has included the effect of stock options and nonvested shares of a weighted average number of 4,909,091, 4,406,820 and 3,677,197 which gives rise to an incremental weighted average number of 3,100,092, 3,150,229 and 2,961,677 ordinary shares from the assumed conversion of these stock options and nonvested shares using the treasury stock method, respectively.

Shares-Based Compensation	12 Months Ended
Dec. 31, 2010
Shares-Based Compensation [Abstract]
SHARES-BASED COMPENSATION
19.	SHARES-BASED COMPENSATION
On November 3, 2005, the Group adopted the 2005 Stock Option Plan, which allows the Group to grant options to its employees and directors to purchase 1,867,500 ordinary shares subject to vesting requirement. In April and May 2006, additional options to purchase 2,400,000 ordinary shares were authorized with the approval from shareholders. No options shall be exercisable after ten years from the date of grant. The options will vest first 1/4 on a date specified in the option award agreement, which is usually a date approximately 9 months or one year from the date of grant, and thereafter, 1/48 on each of the monthly anniversaries or 1/16 on each of the quarterly anniversaries from the first vesting date.
On July 30, 2007, the Board of Directors and shareholders adopted the 2007 Share Incentive Plan as amended on August 1, 2007, which authorizes to grant to employees and non-employees options to purchase ordinary shares or nonvested shares up to a total of 1,100,000 ordinary shares of the Company with an annual increase up to 3% of the number of ordinary shares outstanding as of the first day of each year beginning 2008. The plan will expire on the tenth anniversary of the effective date of the plan. The term of any option granted under the 2007 Share Incentive Plan shall not exceed ten years. The options and nonvested shares will vest first 1/4 on the first anniversary of the date of grant and thereafter, 1/16 on each of the quarterly anniversaries from of the first vesting date.

I. Stock Options

Termination of option
If the grantee ceases to be employed by or ceases to provide services to the Group, (a) the grantee will have until the date that is 30 days after his or her severance date to exercise the options (or portion thereof) to the extent that they were vested on the severance date; (b) the options to the extent not vested on the severance date, shall terminate on the severance date; (c) the options, to the extent exercisable for the 30-day period following the severance date and not exercised during such period, shall terminate at the close of the business on the last day of the 30-day period.

Option exercise
The option shall be exercisable by the delivery of a written notice to the Company, in the form approved by the Company, stating the number of ordinary shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Company.

Options to employees and non-employee directors
During the years ended December 31, 2008, 2009 and 2010, the Company granted a total of 1,336,200, 146,000 and 776,340 share options to employees and non-employee directors at an exercise price ranging from $4.70 to $8.92 per share, $4.58 to $14.69 and $16.90 to $35.50 per share, respectively.
The following table summarizes information regarding the stock options granted:

			Weighted	Weighted
			average	average
		Weighted	fair value	intrinsic
		average	per ordinary	value per
	Options	exercise price	share at the	option at the
Quarter ended	granted	per option	grant dates	grant dates

March 31, 2008	540,000	5.44	5.44	—
June 30, 2008	60,200	6.68	6.68	—
September 30, 2008	162,000	8.58	8.58	—
December 31, 2008	574,000	4.94	4.94	—
March 31, 2009	48,000	4.58	4.58	—
June 30, 2009	15,000	5.00	5.00	—
September 30, 2009	39,500	11.00	11.00	—
December 31, 2009	43,500	14.69	14.69	—
March 31, 2010	123,000	16.90	16.90	—
June 30, 2010	97,500	21.70	21.70	—
December 31, 2010	555,840	34.50	34.50	—

Total	2,258,540

			Weighted
		Weighted	average fair value
		average	per ordinary
	Number of	exercise price	share at the
	options	per option	grant dates

Outstanding as of January 1, 2010	4,397,895	3.49	2.84
Granted	776,340	30.11	30.11
Forfeited	(65,199)	8.06	6.53
Exercised	(1,786,408)	2.53	2.11

Outstanding as of December 31, 2010	3,322,628	10.13	9.54

The following table summarizes information with respect to stock options outstanding as of December 31, 2010:

		Options outstanding			Options exercisable
		Weighted	Weighted	Aggregate		Weighted	Aggregate
		average	average	intrinsic		average	intrinsic
		remaining	exercise	value as of		exercise	value as of
	Number	contractual	price per	December 31,	Number	price per	December 31,
	outstanding	life	option	2010	exercisable	option	2010

Ordinary shares	3,322,628	4.38	10.13	81,244	1,765	3.08	55,527
The total intrinsic value of options exercised during the years ended December 31, 2008, 2009 and 2010 was $1,617, $12,760 and $47,703, respectively.
The range of fair value of the options as of their respective grant dates is as follows:

	For the years ended December 31,
	2008	2009	2010

Options	1.43-2.55	1.60-5.30	6.09-12.13
The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions used for grants during the applicable periods.

For the years ended December 31,
	2008	2009	2010

Volatility	36.0%-40.8%	40.8%-44.7%	41.5%-44.7%
Risk-free interest rate of return	3.18%-4.15%	2.62%-3.62%	1.89%-2.62%
Expected term	2.72-3.61 years	3.61 years	3.61-4.11 years
Dividend yield	—	—	—
(1)	Volatility
The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.
(2)	Risk-free interest rate of return
Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(3)	Expected term

As the Company did not have sufficient historical share option exercise experience, it estimated the expected term as the average between the vesting term of the options and the original contractual term.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(6)	Fair value of underlying ordinary shares

When estimating the fair value of the ordinary shares on the grant dates before the Initial Public Offering (the “IPO”) of the Company, management considered a number of factors, including the result of equity transactions of the Company, while taking into account standard valuation methods and the achievement of certain events. After the IPO, the closing market price of the ordinary shares of the Company as of the grant date was used as the fair value of the ordinary shares on that date.
The Group recorded share-based compensation of $1,308, $1,311 and $1,482 for options granted to employees and non-employee directors for the years ended December 31, 2008, 2009 and 2010, respectively, using the graded vesting attribution method.
There was total unrecognized compensation expense of $5,487 related to unvested share options granted as of December 31, 2010. The expense is expected to be recognized over a weighted-average period of 1.40 years according to the graded vesting schedule.

II. Nonvested Shares
In December 2008, 2009 and 2010, the Company granted 17,480, 89,874 and 298,874 nonvested ordinary shares, respectively, to employees under 2007 Share Incentive Plan. The nonvested shares will vest first 1/4 on the first anniversary of the vesting commencement date and thereafter the remaining 3/4 will vest on a pro-rata basis after the expiration of each of the 12 quarters after the first vesting date.
A summary of the nonvested shares activity is as follows:

		Weighted
	Weighted	average fair value
	number of	per ordinary
	nonvested	share at the
	shares	grant dates

Outstanding as of January 1, 2010	108,070	7.64
Granted	298,874	23.66
Vested	(38,252)	7.36
Forfeited	(10,785)	7.20

Outstanding as of December 31, 2010	357,907	21.06

In December 2010, the Company granted 85,000 nonvested shares to certain executives at a discount purchase price of $22.00 per share, which is lower than the market closing price of $34.13 on December 15, 2010, the day before the grant date, by $12.13. 25% of the 850,000 nonvested shares will vest on the first anniversary of the grant date and 6.25% will vest each of the following 12 quarter. The total purchase price of $1,870,000 will be recorded as a liability when the amount is paid by the relevant executives. This liability will be eliminated with a corresponding increase in equity upon the vesting of nonvested shares over the vesting period.
The total fair value of nonvested shares vested during the years ended December 31, 2008, 2009 and 2010 was $18, $128 and $959, respectively.
The Company recorded compensation expenses based on the fair value of nonvested shares on the grant dates over the requisite service period of award using the graded vesting attribution method. The fair value of the nonvested shares on the grant date was the closing market price of the ordinary shares as of the date. For nonvested share granted in 2008, 2009 and 2010, the fair value at the date of grant ranged from $4.75 to $35.50. The related compensation expense of $83, $254 and $1,765 is recorded in 2008, 2009 and 2010, respectively.
There was total unrecognized compensation expense of $2,656 related to nonvested shares granted as of December 31, 2010. The expense is expected to be recognized over a weighted-average period of 3.23 years according to the graded vesting schedule.

Ordinary Shares Issuance and Repurchase	12 Months Ended
Dec. 31, 2010
Ordinary Shares Issuance and Repurchase [Abstract]
ORDINARY SHARES ISSUANCE AND REPURCHASE
20.	ORDINARY SHARES ISSUANCE AND REPURCHASE
In June 2008, the Company issued 2,000,000 ordinary shares for future delivery to the employees and non-employees upon exercise of vested stock options or grant of nonvested shares as set out in Note 18.
In June 2008, the Company issued 58,348 ordinary shares to NEC System Technology Limited as part of the consideration for the acquisition of the additional equity interest of Solutions.
In September 2008, the Company repurchased and cancelled 172,919 and 53,703 ordinary shares from Airland and Bizexpress, respectively, at a total consideration of $2,020. The excess, amounting to $1,633, of repurchase price over the initial issuance price was recorded as a reduction in retained earnings of the Group. These ordinary shares were cancelled upon repurchase.
In September 2008, the Company issued 87,045 ordinary shares to One Silver Development Limited as a part of the additional consideration for the acquisition of Shanghai Megainfo Tech Co., Ltd.
In September 2008, the Company issued 3,201 ordinary shares to Global Mission Limited as a part of the additional consideration for the acquisition of VanceInfo Japan.
On February 21, 2009, the Company’s Board of Directors approved a share repurchase program authorizing the Company to acquire up to $10,000 worth of the Company’s outstanding ADSs within the next 12 months.
In March 2009, 2,800 shares were repurchased for a total consideration of $13 from the open market under this program. The repurchased shares, represented in the form of ADSs, and were to be used for future delivery to the employees and non-employees upon exercise of vested stock options or grant of nonvested shares.
In July 2009, the Company completed a public offering of 345,000 ordinary shares for total proceeds of $3,624, net of offering costs of $976.
In October 2009, the Company issued 106,820, 106,820, 106,820 ordinary shares to Cypress Hill Holdings Limited, Fortune Sea International Limited and Million International Limited respectively, as a part of the additional consideration for the acquisition of Chosen.
In October 2009, the Company issued 95,590 ordinary shares to Wireless Info Tech Limited as a part of the additional consideration for the acquisition of WIT.

In October 2009, the Company issued 6,163 ordinary shares to Xiang Liu as a part of the consideration for the acquisition of Kernel.
In January 2010, one of our employees was suspected to be in violation of the non-compete agreement (signed with the Company in connection with an acquisition in 2007) and his employment with the Company was terminated. This caused certain potential losses to the Group relating to certain accounts receivable balance. As a result, the employee entered into a settlement agreement with the Company in March 2010 and agreed to return his ordinary shares of 27,772 to the Group as compensation. The fair value of the ordinary shares was $537 as of the settlement date, and was recorded in the consolidated statements of operations to net off a related $537 provision for doubtful accounts. The shares were canceled immediately after they were returned to the Company.
In June 2010, the Company issued 51,084 ordinary shares for future delivery to the employees and non-employees upon exercise of vested stock options or grant of nonvested shares as set out in Note 18.
In July 2010, the Company issued 1,089,064 ordinary shares for future delivery to the employees and non-employees upon exercise of vested stock options or grant of nonvested shares as set out in Note 18.
In November 2010, the Company issued 1,000,000 ordinary shares for future delivery to the employees and non-employees upon exercise of vested stock options or grant of nonvested shares as set out in Note 18.
In November 2010, the Company issued 26,442 ordinary shares to Hui Wing Han Christina Wendy & Wong Kit Cheung Paul as a part of the consideration for the acquisition of TP as set out in Note 4.
In November 2010, the Company completed a public offering of 2,530,000 ordinary shares for total proceeds of $89,223, net of offering costs of $590.

Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
21.	FAIR VALUE MEASUREMENTS
Measured on recurring basis
The Group’s financial assets/(liabilities) measured at fair value on a recurring basis as of December 31, 2009 and 2010 include a foreign currency exchange forward contract (Note 8) based on Level 2 inputs, the contingent consideration payable in connection with business acquisitions consummated in 2009 and 2010 and an available-for-sale investment in convertible loan based on Level 3 inputs.
The following table summarizes the Group’s financial assets/(liabilities) measured at fair value on recurring basis.

		Fair Value Measurement at Reporting Date Using
			Significant
		Quoted Prices in	Other	Significant
		Active Market for	Observable	Unobservable
	December 31,	Identical Liabilities	Inputs	Inputs
Description	2009	(Level 1)	(Level 2)	(Level 3)

Contingent consideration	$(7,370)	$—	$—	$(7,370)
Forward contract	161	—	161	—

Total	$(7,209)	$—	$161	$(7,370)

		Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Other	Significant
		Active Market for	Observable	Unobservable
	December,	Identical Liabilities	Inputs	Inputs
Description	2010	(Level 1)	(Level 2)	(Level 3)

Available-for-sale investment	$1,302	$—	$—	$1,302
Contingent consideration	(3,269)	—	—	(3,269)
Forward contract	(332)	—	(332)	—

Total	$(2,299)	$—	$(332)	$(1,967)

The following table summarizes the movement of the balances of the Group’s financial assets/(liabilities) measured at fair value on a recurring basis based on level 3 inputs:

Amounts

Balance as of January 1, 2010	(7,370)
Initial recognition of contingent consideration in connection with acquisition of Link Result	(3,389)
Change in fair value of contingent considerations	221
Settlement of contingent considerations for business acquisitions	7,238
Available-for-sale investment	661
Accrued interest on the available-for-sale investment	41
Unrecognized gain on available-for-sale investment	581
Exchange difference	50

Balance as of December 31, 2010	(1,967)

The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions.

Employee Benefit Plan	12 Months Ended
Dec. 31, 2010
Employee Benefit Plan [Abstract]
EMPLOYEE BENEFIT PLAN
22.	EMPLOYEE BENEFIT PLAN
Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries. The total provisions for such employee benefits were $4,780, $7,219 and $11,258 for the years ended December 31, 2008, 2009 and 2010, respectively.

Statutory Reserves	12 Months Ended
Dec. 31, 2010
Statutory Reserves [Abstract]
STATUTORY RESERVES
23.	STATUTORY RESERVES
PRC legal restrictions permit payments of dividends by the Group’s PRC entities only out of their retained earnings, if any, determined in accordance with PRC regulations. Prior to payment of dividends, pursuant to the laws applicable to the PRC Foreign Investment Enterprises, the Group’s PRC subsidiaries must make appropriations from after-tax profit to non-distributable reserve funds as determined by the board of directors of the Company’s PRC subsidiaries. These reserve funds include one or more of the following (i) a general reserve (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end), and the other fund appropriations are at the management’s discretion. These statutory reserve funds can only be used for purposes of general enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. Appropriations to these reserves by the Company’s PRC subsidiaries were $392, $991 and $1,171 for the years ended December 31, 2008, 2009 and 2010, respectively.

Litigation Threat Against the Company	12 Months Ended
Dec. 31, 2010
Litigation Threat Against the Company [Abstract]
LITIGATION THREAT AGAINST THE COMPANY
24.	LITIGATION THREAT AGAINST THE COMPANY
In August 2004, through VanceInfo Beijing, a wholly owned subsidiary of the Company, the Company acquired the IT services business and related assets of Wensi Chuangyi and its subsidiaries, the predecessor of the Company. On December 3, 2007, Chris Chen, chairman and chief executive officer of the Company, and David Chen, chief operating officer of the Company received a letter from a law firm in California purporting to set forth a notice of claim on behalf of Mr. Jonathan Jianguo Jiang against Chris Chen, David Chen, the Company, and two subsidiaries of the Company and VanceInfo Creative Software Technology Ltd., or VanceInfo California, a dissolved California corporation controlled by Wensi Chuangyi. The letter alleges the following:
•	Mr. Jiang is a shareholder of Octiga, Inc., or Octiga, a dissolved California corporation; Octiga owns more than a 40% interest in the joint venture, Beijing Heteng Software Technology Co., Ltd. (“Heteng”); and Heteng owns 100% of Wensi Chuangyi, the predecessor of the Company.
•	Valuable (but unspecified) proprietary information owned by Wensi Chuangyi and/or its subsidiaries as well as all its employees were transferred to VanceInfo Beijing not in good faith and without adequate consideration to Heteng and its joint venture partners. This unspecified proprietary information allegedly has been utilized by VanceInfo California and continues to be used by a Delaware subsidiary of the Company.
•	In connection with these transactions, Chris Chen was an officer, director, beneficial owner or in control of the relevant entities that caused the transfer to be executed not in good faith and without adequate consideration or the receiving entity that obtained the valuable proprietary information not in good faith and without adequate consideration, all in breach of his fiduciary responsibilities to Octiga, Heteng and their shareholders and/or joint venture partners.
•	The letter also alleges that Mr. Jiang will be able to demonstrate the role and responsibility of various other parties in these alleged improper transactions, including Wensi Chuangyi and/or its subsidiaries, VanceInfo Beijing, VanceInfo California and other subsidiaries of the Company.

The letter states that Mr. Jiang is considering commencing litigation on all legal theories available to him as well as for the benefit of other investors in Heteng, including Long March Launch Vehicle Technology Co., Ltd., or Long March, to recover the value of the assets that were allegedly improperly transferred by Wensi Chuangyi and its subsidiaries to VanceInfo Beijing as well as other damages and costs. The Company believes that Long March owned a 70% equity interest in Heteng in August 2004.
In November 2010, Jiang filed an action naming the Company, its subsidiary VanceInfo Technologies Inc., a Delaware corporation, or VanceInfo US, and its executives Chris Shuning Chen and David Lifeng Chen as defendants in the Superior Court of California, County of San Mateo captioned Jonathan Jiang v. VanceInfo Technologies, et al., CIV 500979. An amended complaint filed January 21, 2011 alleges:
•	Jiang was a minority shareholder of Octiga, Inc., a dissolved California Corporation. Octiga, Inc. allegedly owned “more than 30% interest in a joint venture” in Beijing Heteng Software Technology Company, Ltd., or Heteng, a company incorporated in China.
•	Heteng owned 95% of Wensi Chuangyi.
•	Jiang owned 220,000 ordinary shares of Octiga, Inc. for which compensation was not appropriately provided.
•	The transfer of assets of Wensi Chuangyi from Heteng to us occurred without proper compensation to Octiga, Inc.
These matters are scheduled to be heard in the next few months. Jiang has submitted theories for claims of damages in an unknown range of values. Jiang’s claims are brought on his own behalf, and Jiang also seeks to assert the claims derivatively on behalf of Octiga, Inc. The Company believes that Jiang’s factual allegations are flawed and his legal theories unsound, and there are meritorious defenses to the claims. On March 10, 2011, the Company filed a motion to quash service on it and a demurrer to the amended complaint on behalf of VanceInfo US.

Commitments	12 Months Ended
Dec. 31, 2010
Commitments [Abstract]
COMMITMENTS
25.	COMMITMENTS
(i)	Operating lease commitments

The Group has entered into operating lease agreements principally for its office spaces. These leases expire through 2016 and are renewable upon negotiation. Rental expense under operating leases was $4,865, $6,573 and $8,889 for the years ended December 31, 2008, 2009 and 2010, respectively.
Future minimum lease payments under such non-cancelable leases as of December 31, 2010 are as follows:

2011	8,476
2012	5,543
2013	4,222
2014	2,881
2015 and after	3,349

24,471

(ii)	Purchase commitments

As of December 31, 2010, $278 was contractually committed by the Group for purchases of equipment and leasehold improvements, $278 will be paid in 2011.

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
26.	RELATED PARTY TRANSACTIONS
The Group had the following significant transactions with related parties in addition to the disclosures in Notes 19 and 20:
The Group provided various IT services to Lenovo (Beijing) Co., Ltd., Lenovo (Shanghai) Co., Ltd., Lenovo (Shanghai) Electronic Technology Co., Ltd., Lenovo Mobile Communications Co., Ltd., Beijing Lenovo Software Co., Ltd., Shanghai Lenovo Electronic Co., Ltd., Sunny Information Technology Service, Inc., and Lenovo (Dalian) Technologies Service Co., Ltd. (collectively “Lenovo”), affiliates of LC Fund II, a principal shareholder of the Company. The Group recognized $1,750, $2,357 and $3,977 revenue for these transactions for the years ended December 31, 2008, 2009 and 2010, respectively. The accounts receivable balances from Lenovo were $1,043 and $1,533 as of December 31, 2009 and 2010, respectively. The advance from customer balances from Lenovo was $7 and $48 as of December 31, 2009 and 2010, respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
27.	SUBSEQUENT EVENTS
In January 2011, the Group acquired 100% equity interest in Viatt. Under the terms of the acquisition agreement, the Group paid an initial consideration of approximately $1.5 million in cash. Contingent consideration will be determined up to $4.9 million based on Viatt’s financial performance in 2011 and 2012. The acquisition is expected to strengthen the Group’s position in China’s domestic financial services sector. Over 80 professionals from Viatt joined the Company in connection with the acquisition transaction.

In March 2011, the Group entered an acquisition agreement with Think Consulting Limited to acquire certain businesses of its wholly owned subsidiary, Bright Consulting (Beijing) Limited (“Bright”), a China-based IT services company providing Oracle consulting and implementation services to Chinese domestic clients. This acquisition was completed in April 2011. The initial consideration was $0.7 million, of which $0.5 million was settled in cash and $0.2 million was settled in ordinary shares. The additional contingent considerations will be determined based on specified earnings objectives in the acquisition agreement for the first three years after the acquisition.
In April 2011, the Group acquired 100% equity interest in the main operating subsidiaries of LW International Holdings Limited (“Lifewood”), a China-based company providing business process outsourcing services. Under the terms of the acquisition agreement, the Group will pay an initial consideration of approximately $5.6 million in cash and stock, with contingent consideration to be paid based on Lifewood’s financial performance over the next three years.
In March 2011, the Group announced that its Board of Directors has approved a share repurchase program, effective March 2011. Under the program, VanceInfo has been authorized, but is not obligated, to repurchase up to $40 million worth of outstanding ADSs representing the ordinary shares of VanceInfo from time to time over the next 12 months, depending on market conditions, share price and other factors, as well as subject to the relevant rules under US securities regulations. In April 2011, 68,277 ordinary shares were repurchased for a total consideration of $1,999 from open market under this program.

Financial Information of Parent Company	12 Months Ended
Dec. 31, 2010
Financial Information of Parent Company [Abstract]
Financial information of parent company
Additional Information — Financial Statement Schedule I
Financial Information of Parent Company
Balance Sheets
(in U.S. dollars in thousands, except share data)

	As of December 31,
	2009	2010
Assets

Current assets:
Cash and cash equivalents	42,277	102,832
Term deposit	10,000	5,000
Held-to-maturity securities — current	12,122	13,208
Prepaid expenses and other current assets	1,972	602
Amount due from related parties	45,254	35,802

Total current assets	111,625	157,444

Held-to-maturity securities — non-current	—	1,558
Investment in subsidiaries	64,070	143,426

Total assets	175,695	302,428

Liabilities

Current liabilities:
Amount due to related parties	10,364	3,775
Accrued expenses and other payables	731	719
Deferred income-current	260	462

Total current liabilities	11,355	4,956

Deferred income-non-current	1,778	1,305

Total liabilities	13,133	6,261

Equity:
Ordinary shares ( $0.001 par value, 70,000,000 shares authorized; 39,888,092 and 44,556,910 shares issued and outstanding in 2009 and 2010, respectively)	40	45
Additional paid-in capital	111,680	208,431
Shares issuable in connection with business acquisitions	520	3,594
Accumulated other comprehensive income	4,924	8,836
Retained earnings	45,398	75,261

Total equity	162,562	296,167

Total liabilities and equity	175,695	302,428

Statements of Operations
(In U.S. dollars in thousands, except share and share related data)

	For the years ended December 31,
	2008	2009	2010

Cost of revenues (including share-based compensation of $265, $313 and $492 in 2008, 2009 and 2010, respectively)	(265)	(313)	(492)

Selling, general and administrative expenses (including share-based compensation of $1,126, $1,252 and $2,755 in 2008, 2009 and 2010, respectively)	(2,154)	(1,853)	(3,073)

Other operating income	132	196	331

Income from operations	(2,287)	(1,970)	(3,234)
Equity in earnings of subsidiaries	16,800	22,755	33,139
Interest income	1,528	672	432
Exchange differences	132	51	(474)

Net income attributable to VanceInfo Technologies Inc. shareholders	16,173	21,508	29,863

Net income attributable to VanceInfo Technologies Inc. shareholders	16,173	21,508	29,863
Other comprehensive income, net of tax:
Foreign currency translation adjustments	2,578	(48)	3,722
Unrealized gains (loss) on foreign currency exchange forward contract	—	145	(506)
(Gains) loss on foreign currency exchange forward contract transfer to statements of operations	—	(36)	202
Net unrealized gain on available-for-sale investment, net tax effect of $87	—	—	494

Total other comprehensive income, net of tax	2,578	61	3,912

Comprehensive income attributable to Vanceinfo Technologies Inc	18,751	21,569	33,775

Parent Company Statements of Change in Equity and Comprehensive Income
(In U.S. dollars in thousands, except share data)

				Shares issuable	Accumulated
				in connection	other
	Ordinary shares		Additional	with business	comprehensive	Retained	Total
	Shares	Amount	paid-in capital	acquisitions	income	earnings	shareholders’ equity

Balance as of January 1, 2008	37,198,907	37	98,706	—	2,285	9,350	110,378
Issuance of ordinary shares in connection with business acquisitions	148,594	—	1,174	—	—	—	1,174
Shares issuable in connection with Chosen acquisition (Note 4)	—	—	—	1,527	—	—	1,527
Ordinary shares issued for share-based compensation	2,000,000	2	300	—	—	—	302
Repurchase of ordinary shares	(226,622)	—	(387)	—	—	(1,633)	(2,020)
Share-based compensation	—	—	1,391	—	—	—	1,391
Foreign currency translation adjustment	—	—	—	—	2,578	—	2,578
Net income	—	—	—	—	—	16,173	16,173

Balance as of December 31, 2008	39,120,879	39	101,184	1,527	4,863	23,890	131,503
Issuance of ordinary shares in connection with business acquisitions	422,213	1	2,088	(1,527)			562
Shares issuable in connection with TP acquisition (Note 4)	—	—	—	520	—	—	520
Repurchase of ordinary shares	(2,800)	—	(13)	—	—	—	(13)
Issuance of ordinary shares upon share offering	345,000	—	2,648	—	—	—	2,648
Ordinary shares issued for share-based compensation	2,800	—	4,208	—	—	—	4,208
Share-based compensation	—	—	1,565	—	—	—	1,565
Unrealized gain on foreign currency exchange forward contract recognized	—	—	—	—	145	—	145
Gain on foreign currency exchange forward contract transfer to statements of operations	—	—	—	—	(36)	—	(36)
Foreign currency translation adjustment	—	—	—	—	(48)	—	(48)
Net income	—	—	—	—	—	21,508	21,508

Balance as of December 31, 2009	39,888,092	40	111,680	520	4,924	45,398	162,562
Issuance of ordinary shares in connection with business acquisitions	26,442	—	520	(520)	—	—	—
Shares issuable in connection with TP acquisition (Note 4)	—	—	—	1,978	—	—	1,978
Shares issuable in connection with AIT acquisition (Note 4)	—	—	—	1,616	—	—	1,616
Ordinary shares returned from an employee (Note 20)	(27,772)	—	(537)	—	—	—	(537)
Issuance of ordinary shares upon share offering	2,530,000	3	89,223	—	—	—	89,226
Ordinary shares issued for share-based compensation	2,140,148	2	4,514	—	—	—	4,516
Share-based compensation	—	—	3,031	—	—	—	3,031
Unrealized loss on foreign currency exchange forward contract	—	—	—	—	(507)	—	(507)
Loss on foreign currency exchange forward contract transfer to statements of operations	—	—	—	—	202	—	202
Net unrealized gain on available-for-sale investment, net tax effect of $87	—	—	—	—	494	—	494
Foreign currency translation adjustment	—	—	—	—	3,723	—	3,723
Net income	—	—	—	—	—	29,863	29,863

Balance as of December 31, 2010	44,556,910	45	208,431	3,594	8,836	75,261	296,167

Statements of Cash Flows
(In U.S. dollars in thousands)

	For the years ended December 31,
	2008	2009	2010
Cash flows from operating activities:
Net income	16,173	21,508	29,863
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share-based compensation	1,391	1,565	3,247
Equity in earnings of subsidiaries	(16,800)	(22,755)	(33,139)
(Gain) loss on foreign currency exchange forward contracts recognized in statements of operations	—	(52)	578
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(526)	(552)	1,188
Amounts due from related parties	(14,444)	(5,222)	12,666
Amounts due to related parties	3,779	5,865	(6,789)
Accrued expenses and other payables	(299)	151	(375)
Deferred income	1,281	757	(270)

Net cash (used in) provided by operating activities	(9,445)	1,265	6,969

Cash flows from investing activities:
Purchase of non-current investment-held-to-maturity securities	—	—	(1,560)
Purchase of current investment-held-to-maturity securities	—	(12,104)	(15,213)
Proceeds from maturity of held-to-maturity securities	—	—	13,648
Purchase of businesses and increased investment in subsidiaries	(138)	—	(42,001)
Payment for settlement of foreign currency forward exchange contracts	—	—	(388)
Purchase of term deposit	—	(10,000)
Cash received upon maturity of term deposit	—	—	5,000

Net cash used in investing activities	(138)	(22,104)	(40,514)

Cash flows from financing activities:
Proceeds from exercise of options	302	3,625	5,011
Payment for issuance costs in connection with initial public offering	(847)	—
Repurchase of ordinary shares	(2,020)	(13)	—
Proceeds from issuance of ordinary shares upon share offering in 2009	—	3,624	—
Payment for issuance costs in connection with share offering in 2009	—	(712)	(220)
Proceeds from issuance of ordinary shares upon share offering in 2010	—	—	89,816
Payment for issuance costs in connection with share offering in 2010	—	—	(507)

Net cash (used in) provided by financing activities	(2,565)	6,524	94,100

Net (decrease) increase in cash and cash equivalents	(12,148)	(14,315)	60,555
Cash and cash equivalents, beginning of year	68,740	56,592	42,277

Cash and cash equivalents, end of year	56,592	42,277	102,832

1.	BASIS FOR PREPARATION
The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries.
2.	INVESTMENTS IN SUBSIDIARIES
The Company and its subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand- alone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries were reported as equity in earnings of subsidiaries in the accompanying parent company financial statements.